Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents		$ 124,782	$ 60,529
Available-for-sale securities - current		158,973	0
Accounts receivable, net		25,642	8,227
Inventories, net		11,615	8,293
Prepaid expenses and other current assets		11,606	3,309
Total current assets		332,618	80,358
Property and equipment, net		2,039	753
Available-for-sale securities - non-current		102,878	0
Internally developed software, net		12,475	7,416
Other non-current assets		2,294	1,082
Total assets		452,304	89,609
Current liabilities
Accounts payable		6,229	3,732
Accrued expenses		24,184	5,781
Deferred revenue—current		6,016	2,344
Other current liabilities		4,342	0
Total current liabilities		40,771	11,857
Deferred revenue—non-current		24,190	13,178
Term loan, net		0	5,481
Convertible notes, net		0	51,714
Warrant liability		9,787	0
Other non-current liabilities		0	1,051
Total liabilities		74,748	83,281
Commitments and contingencies (see Note 11)
Redeemable convertible preferred stock, carrying value	[1]	0	160,605
Stockholders’ equity (deficit)
Common stock	[1]	25	0
Additional paid-in capital		706,713	7,901
Accumulated other comprehensive income (loss)		(676)	9
Accumulated deficit		(328,506)	(162,187)
Total stockholders’ equity (deficit)		377,556	(154,277)
Total liabilities, redeemable convertible preferred stock and stockholders’ equity (deficit)		$ 452,304	$ 89,609

[1]	Shares outstanding for all periods reflect the adjustment for the Exchange Ratio as a result of the Business Combination. Shares issued and outstanding as of December 31, 2021 excludes 738,000 shares subject to vesting requirements. See Note 1, Description of Business.